Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
May 31, 2022
COM-NPRT1-0722
1.802161.118
Common Stocks - 99.3%
	Shares	Value ($)
Building Products - 0.3%
Building Products - 0.3%
Resideo Technologies, Inc. (a)	103,900	2,454,118
Communications Equipment - 22.2%
Communications Equipment - 22.2%
Arista Networks, Inc. (a)	117,818	12,050,425
Calix, Inc. (a)	136,137	5,028,901
Ciena Corp. (a)	193,519	9,834,636
Cisco Systems, Inc.	1,637,782	73,782,079
CommScope Holding Co., Inc. (a)	396,562	2,978,181
Ericsson (B Shares)	1,548,910	12,578,137
Extreme Networks, Inc. (a)	616,678	6,117,446
Juniper Networks, Inc.	154,237	4,731,991
Motorola Solutions, Inc.	146,164	32,118,077
Nokia Corp.	2,667,118	13,404,726
Viavi Solutions, Inc. (a)	215,269	3,114,942
		175,739,541
Electronic Equipment & Components - 8.7%
Electronic Components - 1.3%
AU Optronics Corp.	3,610,634	2,215,450
Kyocera Corp.	143,869	8,086,535
		10,301,985
Electronic Equipment & Instruments - 4.2%
Keysight Technologies, Inc. (a)	110,438	16,079,773
National Instruments Corp.	92,200	3,256,504
Zebra Technologies Corp. Class A (a)	40,196	13,593,885
		32,930,162
Technology Distributors - 3.2%
Arrow Electronics, Inc. (a)	52,400	6,322,060
CDW Corp.	94,688	16,083,704
TD SYNNEX Corp.	29,700	3,084,345
		25,490,109
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		68,722,256
Entertainment - 2.9%
Interactive Home Entertainment - 2.9%
Nintendo Co. Ltd.	50,870	22,712,874
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
GN Store Nord A/S	90,173	3,558,853
Household Durables - 15.0%
Consumer Electronics - 15.0%
Garmin Ltd.	94,976	10,031,365
LG Electronics, Inc.	72,494	6,126,673
Panasonic Holdings Corp.	700,236	6,425,066
Sonos, Inc. (a)(b)	319,403	7,068,388
Sony Group Corp.	956,810	89,738,673
		119,390,165
IT Services - 0.2%
Internet Services & Infrastructure - 0.2%
Cloudflare, Inc. (a)	11,360	636,160
Twilio, Inc. Class A (a)	8,861	931,911
		1,568,071
Machinery - 0.3%
Industrial Machinery - 0.3%
Kornit Digital Ltd. (a)	51,372	2,156,083
Software - 10.2%
Application Software - 0.9%
Jamf Holding Corp. (a)(b)	81,623	2,100,976
NCR Corp. (a)	137,950	4,785,486
		6,886,462
Systems Software - 9.3%
Fortinet, Inc. (a)	88,700	26,090,218
KnowBe4, Inc. (a)	109,208	1,941,718
Mandiant, Inc. (a)	140,100	3,089,205
Palo Alto Networks, Inc. (a)(b)	84,928	42,700,100
		73,821,241
TOTAL SOFTWARE		80,707,703
Technology Hardware, Storage & Peripherals - 39.1%
Technology Hardware, Storage & Peripherals - 39.1%
Advantech Co. Ltd.	295,000	3,637,288
Apple, Inc.	634,017	94,367,089
ASUSTeK Computer, Inc.	180,956	2,116,740
Canon, Inc.	482,700	12,258,570
Dell Technologies, Inc.	447,511	22,348,699
FUJIFILM Holdings Corp.	206,323	11,364,131
Hewlett Packard Enterprise Co.	386,293	6,026,171
HP, Inc.	478,461	18,583,425
Logitech International SA (Reg.)	189,824	11,577,048
NetApp, Inc.	103,262	7,429,701
Pure Storage, Inc. Class A (a)	202,634	4,808,505
Samsung Electronics Co. Ltd.	1,564,971	84,898,400
Seagate Technology Holdings PLC	182,244	15,430,599
Western Digital Corp. (a)	61,429	3,728,126
Xiaomi Corp. Class B (a)(c)	7,293,205	11,282,943
		309,857,435
TOTAL COMMON STOCKS (Cost $627,519,034)		786,867,099

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e) (Cost $11,147,450)	11,146,335	11,147,450

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $638,666,484)	798,014,549
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(5,571,904)
NET ASSETS - 100.0%	792,442,645

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,282,943 or 1.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	2,163,365	36,915,354	39,078,719	1,053	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	13,140,825	61,503,263	63,496,638	7,000	-	-	11,147,450	0.0%
Total	15,304,190	98,418,617	102,575,357	8,053	-	-	11,147,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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